Segment and geographic information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 12,834	$ 4,418
ITALY
Revenue	10,045	3,973
UNITED STATES
Revenue	2,789	240
All Other Countries [Member]
Revenue		$ 205